CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,401	$ 678
Accounts receivable, net	10,689	7,692
Prepaid expenses and other current assets, net	2,514	3,491
Amount due from related parties	30	30
Loan to a related party, net	6,004	0
Inventory	189	319
Total current assets	20,827	12,210
Non-current assets:
Property, plant and equipment	524	578
Right-of-use asset	0	37
Loan to a related party, net	0	5,972
Other receivable – non-current, net	0	891
Total non-current assets	524	7,478
TOTAL ASSETS	21,351	19,688
Current liabilities:
Bank loans - current	1,578	219
Operating lease liabilities - current	0	37
Finance lease liabilities - current	31	29
Accounts payable	11,721	9,134
Accruals and other current liabilities	2,907	1,691
Amount due to related parties	1,400	545
Income taxes payable	10	35
Total current liabilities	17,647	11,690
Non-current liabilities
Bank loans – non-current	3	103
Finance lease liabilities – non-current	49	72
Amount due to a related party	1,096	1,096
Total non-current liabilities	1,148	1,271
TOTAL LIABILITIES	18,795	12,961
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	4,022	3,151
Merger reserve	1,113	1,113
Retained earnings/(accumulated deficit)	(2,583)	2,452
Accumulated other comprehensive income	4	11
Total shareholders’ equity	2,556	6,727
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 21,351	$ 19,688